Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
In Thousands, unless otherwise specified
	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Third-party Liabilities USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Third-party Liabilities CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Third-party Liabilities CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Inter-company Liabilities USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Inter-company Liabilities CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Inter-company Liabilities CNY
Assets
Cash and cash equivalents	$ 2,232,654	13,852,725	9,691,797	11,880,632	$ 1,562,034	4,127,482	$ 362,682	2,250,298	1,510,320
Accounts receivable, net	590,602	3,664,447	2,220,846				442,380	2,744,793	1,373,443
Others							590,741	3,665,314	1,607,462
Total current assets	10,611,586	65,840,648	43,029,150				1,395,803	8,660,405	4,491,225
Fixed assets, net	1,403,050	8,705,364	5,370,268				289,489	1,796,162	1,350,852
Others							347,794	2,157,922	1,301,383
Total non-current assets	5,450,932	33,820,860	27,956,638				637,283	3,954,084	2,652,235
Total	16,062,518	99,661,508	70,985,788				2,033,086	12,614,489	7,143,460
Third-party liabilities
Accounts payable and accrued liabilities	2,089,562	12,964,893	7,362,138								978,803	6,073,083	2,944,821
Customer advances and deposits	692,460	4,296,440	2,977,872								129,317	802,362	801,626
Others											473,508	2,937,921	284,729
Total current liabilities	3,267,062	20,270,821	11,032,826				1,581,628	9,813,366	4,031,176		1,581,628	9,813,366	4,031,176
Non-current	4,010,750	24,885,099	19,287,712				126,009	781,835	975,793		126,009	781,835	975,793
Total	7,277,812	45,155,920	30,320,538								1,707,637	10,595,201	5,006,969	381,806	2,368,953	2,089,580
Inter-company liabilities
Inter-company payable to subsidiaries for technology consulting and service fees														238,440	1,479,423	1,578,759
Others														143,366	889,530	510,821
Total	7,277,812	45,155,920	30,320,538								1,707,637	10,595,201	5,006,969	381,806	2,368,953	2,089,580
Total revenues	7,905,799	49,052,318	31,943,924	22,306,026			2,122,089	13,166,712	9,040,058	6,429,099
Net income (loss)	1,973,275	12,243,371	10,356,086	10,391,278			(56,752)	(352,125)	(248,664)	143,626
Net cash provided by operating activities	2,890,949	17,937,175	13,792,971	11,995,994			224,356	1,392,039	1,354,802	1,399,892
Net cash used in investing activities	(3,621,147)	(22,467,774)	(23,062,940)	(13,749,080)			(391,726)	(2,430,505)	(1,303,612)	(1,033,164)
Net cash (used in) provided by financing activities	$ 1,387,994	8,611,960	7,281,682	9,517,865			$ 286,633	1,778,444	595,132	(88,971)